Income and Expenses - Summary of Selling, General and Administrative Expenses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Repairs and maintenance (Notes 13, 17 and 24)	₱ 30,186	₱ 28,923	₱ 24,569
Compensation and employee benefits	24,644	29,256	24,884
Professional and other contracted services (Note 24)	9,077	8,828	8,352
Selling and promotions (Note 18 and 24)	8,037	6,558	6,704
Taxes and licenses	5,215	4,044	4,314
Rent (Notes 10 and 24)	1,372	2,031	2,240
Insurance and security services (Note 24)	1,344	1,576	1,730
Communication, training and travel (Note 24)	1,229	1,467	963
Amortization of intangible assets (Notes 5 and 14)	221	228	2,822
Other expenses	551	1,565	1,108
Total selling, general and administrative expenses	₱ 81,876	₱ 84,476	₱ 77,686